Mineral Property, Plant and Equipment (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended		24 Months Ended
	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	May 23, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		$ 3,173.8
Impairment (note 8)		0.0	$ 38.2
Mineral property, plant and equipment		3,360.1	3,173.8	$ 3,360.1
Esperanza Project
Reconciliation of changes in property, plant and equipment [abstract]
Impairment (note 8)	$ 38.2			0.2
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,865.4	5,110.2	4,865.4	4,865.4
Additions		367.9	329.8
Transfer of La Yaqui Grande Assets		0.0	0.0
Revisions		8.6	6.7
Disposals		(38.2)	(1.7)
Dryden option payment			(90.0)
Mineral property, plant and equipment		5,468.5	5,110.2	5,468.5
Accumulated amortization and impairment charges
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(1,756.9)	(1,936.4)	(1,756.9)	(1,756.9)
Amortization		(207.6)	(181.1)
Disposals		35.6	1.2
Impairment (note 8)			38.2
Mineral property, plant and equipment		(2,108.4)	(1,936.4)	(2,108.4)
Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Dryden option payment			38.6
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		980.5
Mineral property, plant and equipment		928.2	980.5	928.2
Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,629.3	1,788.4	1,629.3	1,629.3
Additions		51.5	40.2
Transfer of La Yaqui Grande Assets		4.0	121.0
Revisions		0.0	0.0
Disposals		(35.5)	(1.7)
Dryden option payment			(0.4)
Mineral property, plant and equipment		1,808.4	1,788.4	1,808.4
Plant and equipment | Accumulated amortization and impairment charges
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(717.8)	(807.9)	(717.8)	(717.8)
Amortization		(106.6)	(91.7)
Disposals		34.3	1.2
Impairment (note 8)			0.0
Mineral property, plant and equipment		(880.2)	(807.9)	(880.2)
Plant and equipment | Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Dryden option payment			0.4
Depletable
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		1,899.5
Mineral property, plant and equipment		1,916.6	1,899.5	1,916.6
Depletable | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,631.2	2,800.7	2,631.2	2,631.2
Additions		109.5	143.8
Transfer of La Yaqui Grande Assets		0.0	19.0
Revisions		8.6	6.7
Disposals		(1.3)	0.0
Dryden option payment			0.0
Mineral property, plant and equipment		2,917.5	2,800.7	2,917.5
Depletable | Accumulated amortization and impairment charges
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(811.8)	(901.2)	(811.8)	(811.8)
Amortization		(101.0)	(89.4)
Disposals		1.3	0.0
Impairment (note 8)			0.0
Mineral property, plant and equipment		(1,000.9)	(901.2)	(1,000.9)
Depletable | Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Dryden option payment			0.0
Non-depletable
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		126.9
Mineral property, plant and equipment		297.6	126.9	297.6
Non-depletable | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	285.6	269.3	285.6	285.6
Additions		174.7	123.7
Transfer of La Yaqui Grande Assets		(4.0)	(140.0)
Revisions		0.0	0.0
Disposals		0.0	0.0
Dryden option payment			0.0
Mineral property, plant and equipment		440.0	269.3	440.0
Non-depletable | Accumulated amortization and impairment charges
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(142.4)	(142.4)	(142.4)	(142.4)
Amortization		0.0	0.0
Disposals		0.0	0.0
Impairment (note 8)			0.0
Mineral property, plant and equipment		(142.4)	(142.4)	(142.4)
Non-depletable | Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Dryden option payment			0.0
Exploration and evaluation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		166.9
Mineral property, plant and equipment		217.7	166.9	217.7
Exploration and evaluation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	319.3	251.8	319.3	319.3
Additions		32.2	22.1
Transfer of La Yaqui Grande Assets		0.0	0.0
Revisions		0.0	0.0
Disposals		(1.4)	0.0
Dryden option payment			(89.6)
Mineral property, plant and equipment		302.6	251.8	302.6
Exploration and evaluation | Accumulated amortization and impairment charges
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ (84.9)	(84.9)	(84.9)	(84.9)
Amortization		0.0	0.0
Disposals		0.0	0.0
Impairment (note 8)			38.2
Mineral property, plant and equipment		(84.9)	(84.9)	$ (84.9)
Exploration and evaluation | Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Dryden option payment			$ 38.2
Manitou Gold Inc.
Reconciliation of changes in property, plant and equipment [abstract]
Mineral property, plant and equipment					$ 20.0
Manitou Gold Inc. | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Additions		20.0
Manitou Gold Inc. | Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Additions		0.0
Manitou Gold Inc. | Depletable | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Additions		0.0
Manitou Gold Inc. | Non-depletable | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Additions		0.0
Manitou Gold Inc. | Exploration and evaluation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Additions		$ 20.0